FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - Separate [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 14,575,592	R$ 12,142,247
Financial assets Fair value	14,575,592	12,142,247
Noncurrent financial liabilities Book value	28,061,599	27,846,797
Fair value of financial liabilities	28,061,599	27,846,797
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	4,358,276	2,273,834
Current financial assets Fair value	4,358,276	2,273,834
Financial investments | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	1,148	1,016
Noncurrent financial assets Book value	36,169	43,522
Current financial assets Fair value	1,148	1,016
Noncurrent financial assets Fair value	36,169	43,522
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	351,036	399,029
Noncurrent financial assets Fair value	351,036	399,029
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	9,318,077	8,691,114
Current financial assets Fair value	9,318,077	8,691,114
Derivatives [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	76,952	44,522
Noncurrent financial assets Fair value	76,952	44,522
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,336	113,501
Current financial assets Fair value	8,336	113,501
Sale of real estate and other receivables (Note 11) | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	106,223	93,142
Noncurrent financial assets Book value	51,129	48,338
Current financial assets Fair value	106,223	93,142
Noncurrent financial assets Fair value	51,129	48,338
Related - party Receivables (Note 29) | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	259,426	253,144
Noncurrent financial assets Book value	8,820	181,085
Current financial assets Fair value	259,426	253,144
Noncurrent financial assets Fair value	8,820	181,085
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	8,169,945	7,415,798
Current financial liabilities Fair value	8,169,945	7,415,798
Loans and financing borrowings [member] | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value		1,073,090
Current financial liabilities Fair value		1,073,090
Leases | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	3,877,090	3,503,167
Noncurrent financial liabilities Book value	9,718,949	8,529,436
Current financial liabilities Fair value	3,877,090	3,503,167
Noncurrent financial liabilities Fair value	9,718,949	8,529,436
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	221,589	236,833
Current financial liabilities Fair value	221,589	236,833
Debentures | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	3,500,000	3,500,000
Noncurrent financial liabilities Fair value	3,500,000	3,500,000
Licenses | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	351,291	652,301
Current financial liabilities Fair value	351,291	652,301
Licenses | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	949,395	1,191,670
Noncurrent financial liabilities Fair value	949,395	1,191,670
Derivatives [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	898	16
Current financial liabilities Fair value	898	16
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	6,050	86,532
Current financial liabilities Fair value	6,050	86,532
Derivatives [member] | Measured at fair value through OCI | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	87,755	77,593
Noncurrent financial liabilities Fair value	87,755	77,593
Liabilities for the acquisition of a company | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	25,690	554,554
Noncurrent financial liabilities Book value	63,198	60,745
Current financial liabilities Fair value	25,690	554,554
Noncurrent financial liabilities Fair value	63,198	60,745
Liabilities with ANATEL | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	99,884	42,045
Current financial liabilities Fair value	99,884	42,045
Liabilities with ANATEL | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	829,636	734,833
Noncurrent financial liabilities Fair value	829,636	734,833
Amounts to be refunded to customers | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	124,533	63,460
Current financial liabilities Fair value	124,533	63,460
Liabilities with related parties | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	5,103	118,303
Current financial liabilities Fair value	5,103	118,303
Liabilities with related parties | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	568	6,421
Noncurrent financial liabilities Fair value	568	R$ 6,421
Other Creditors | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	30,025
Noncurrent financial liabilities Fair value	R$ 30,025